Reserves - Disclosure of Information About Options Outstanding and Exercisable (Detail)		12 Months Ended
		Dec. 31, 2021 Agreement $ / shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total Options Outstanding		1,705,497	1,786,817	2,394,490
26.24 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Contractual Life		1 year 2 months 12 days
27.03 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Contractual Life		2 years 4 months 24 days
27.51 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Contractual Life		2 months 12 days
30.82 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Contractual Life		2 years 6 months
32.93 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Contractual Life		2 years 2 months 12 days
33.47
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Contractual Life		3 years 2 months 12 days
25.88
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Contractual Life		1 year 2 months 12 days
30.53
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Contractual Life		3 years 2 months 12 days
31.12
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Contractual Life		2 years 2 months 12 days
Options [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable Options		1,163,592
Non-Exercisable Options		541,905
Total Options Outstanding		1,705,497
Weighted Average Remaining Contractual Life		6 years 2 months 12 days
Options [member] | 26.24 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 26.24
Exercisable Options		299,360
Total Options Outstanding		299,360
Options [member] | 27.03 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 27.03
Exercisable Options		2,230
Total Options Outstanding		2,230
Options [member] | 27.51 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 27.51
Exercisable Options		130,150
Total Options Outstanding		130,150
Options [member] | 30.82 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 30.82
Exercisable Options		4,477
Total Options Outstanding		4,477
Options [member] | 32.93 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 32.93
Exercisable Options		435,040
Total Options Outstanding		435,040
Options [member] | 33.47
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 33.47
Exercisable Options		182,630
Non-Exercisable Options		185,945
Total Options Outstanding		368,575
Options [member] | 25.88
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 25.88
Exercisable Options		14,880
Total Options Outstanding		14,880
Options [member] | 30.53
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 30.53
Exercisable Options		31,245
Non-Exercisable Options		38,400
Total Options Outstanding		69,645
Options [member] | 31.12
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 31.12
Exercisable Options		63,580
Total Options Outstanding		63,580
Options [member] | 49.86
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares		$ 49.86
Non-Exercisable Options		256,370
Total Options Outstanding		256,370
Weighted Average Remaining Contractual Life		6 years 2 months 12 days
Options [member] | 50.65
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	[1]	$ 50.65
Non-Exercisable Options		61,190
Total Options Outstanding		61,190
Weighted Average Remaining Contractual Life		6 years 2 months 12 days

[1]	US$ share purchase options converted to Cdn$ using the exchange rate of 1.2678, being the Cdn$/US$ exchange rate at December 31, 2021.